Supplement to the
Fidelity® Defined Maturity Funds
August 29, 2015
Prospectus

Effective after the close of business on June 30, 2016, new positions in Fidelity® Municipal Income 2017 Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's liquidation.

Jamie Pagliocco no longer serves as a co-manager of the funds.

The following information replaces similar information for Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) and Mark Sommer (co-manager) have managed the fund since May 2011.

The following information replaces similar information for Fidelity Municipal Income 2023 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) and Mark Sommer (co-manager) have managed the fund since April 2013.

The following information replaces the biographical information found in the "Fund Management" section.

Cormac Cullen is co-manager of each fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

DMI-16-02  June 1, 2016
1.9585870.105

Supplement to the
Fidelity® Defined Maturity Funds
Class A
August 29, 2015
Prospectus

Effective after the close of business on June 30, 2016, new positions in Fidelity® Municipal Income 2017 Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's liquidation.

Jamie Pagliocco no longer serves as a co-manager of the funds.

The following information replaces similar information for Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) and Mark Sommer (co-manager) have managed the fund since May 2011.

The following information replaces similar information for Fidelity Municipal Income 2023 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) and Mark Sommer (co-manager) have managed the fund since April 2013.

The following information replaces the biographical information found in the "Fund Management" section.

Cormac Cullen is co-manager of each fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

ADMI-16-03  June 1, 2016
1.929001.107

Effective March 1, 2016, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution."

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	2.75%	2.83%	2.25%
$50,000 but less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 or more	None	None	finder's feeC

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 54.

Investments in Class A shares of $250,000 or more may, upon redemption less than nine months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.50% (shares with respect to which a 0.50% is paid finder's fee at the time of purchase) or 0.75% (shares recordkept in a Fidelity Advisor 401(k) Retirement Plan). The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective March 1, 2016, the following information replaces similar information found in the "Fund Services" section under the heading "Finder's Fee."

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A shares in purchase amounts of $250,000 or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.50% of the purchase amount. Such Class A purchases may be subject, upon redemption, to a CDSC of 0.50% if redeemed less than nine months after purchase for any reason, including failure to maintain the account minimum, and the actual CDSC you pay may be higher or lower than the stated percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective March 1, 2016, the following information replaces similar information found in the "Fund Services" section under the heading "Reinstatement Privilege."

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee is paid to intermediaries, after the first nine months of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Defined Maturity Funds
Class I
August 29, 2015
Prospectus

Effective after the close of business on June 30, 2016, new positions in Fidelity® Municipal Income 2017 Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's liquidation.

Jamie Pagliocco no longer serves as a co-manager of the funds.

The following information replaces similar information for Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) and Mark Sommer (co-manager) have managed the fund since May 2011.

The following information replaces similar information for Fidelity Municipal Income 2023 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Cormac Cullen (co-manager) has managed the fund since May 2016.

Kevin Ramundo (co-manager) and Mark Sommer (co-manager) have managed the fund since April 2013.

The following information replaces the similar information found in paragraph 4 in the "Shareholder Information" section under the heading "Buying Shares" on page 37.

Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

The following information replaces the biographical information found in the "Fund Management" section.

Cormac Cullen is co-manager of each fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

ADMII-16-02 (PAGE 1 OF 2) June 1, 2016
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Kevin Ramundo is co-manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, which he has managed (other than Fidelity Municipal Income 2023 Fund) since May 2011. He has managed Fidelity Municipal Income 2023 Fund since April 2013. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.